Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	Jan. 01, 2019 CNY (¥)	Jan. 01, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥) ExchangeRate	Dec. 31, 2018 USD ($) ExchangeRate	Dec. 31, 2017 CNY (¥)
Line items representing significant accounting policies [Line Items]
Amount current liabilities of the Group exceeded current assets			¥ (139,001)	$ (20,217)	¥ (165,900)
Contract assets		¥ 753	570
Contract liabilities		46,422	42,650
Present value of the defined benefit obligation			73		¥ 68
Impact on initial application of IFRS 15 [member]
Line items representing significant accounting policies [Line Items]
Amount current liabilities of the Group exceeded current assets			¥ (233)
Impact on initial application of IFRS 15 [member] | Prepayments And Other Current Assets [member]
Line items representing significant accounting policies [Line Items]
Contract assets		2,221
Impact on initial application of IFRS 15 [member] | Other assets [member]
Line items representing significant accounting policies [Line Items]
Contract assets		753
Contract costs		4,522
Impact on initial application of IFRS 15 [member] | Reserves and retained profits [member]
Line items representing significant accounting policies [Line Items]
Related tax		(584)
Net increase (decrease) in retained profits and reserves		1,750
Impact on Initial Application of IFRS15 [member] | Deferred revenue on Installation fees of fixed-line service [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities		207
Impact on Initial Application of IFRS15 [member] | Deferred revenue on advances received from customers for transmission lines usage and associated services [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities		50
Impact on Initial Application of IFRS15 [member] | Advance Payment From Customers [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities		45,329
Impact on Initial Application of IFRS15 [member] | Deferred revenue on subscriber points reward program [member] | Allocated portion of fair value for the subscriber points reward [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities		525
Impact on Initial Application of IFRS15 [member] | Current portion of deferred revenue [member] | Allocated portion of fair value for the subscriber points reward [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities		207
Impact on Initial Application of IFRS15 [member] | Current portion of deferred revenue [member] | Installation fees of fixed-line service [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities		104
Impact on Initial Application of IFRS15 [member] | Advances from customers [member] | Advance value added tax received from customer [member]
Line items representing significant accounting policies [Line Items]
Contract liabilities		3,671
Impact on initial application of IFRS 9 (2014) [member] | Reserves and retained profits [member]
Line items representing significant accounting policies [Line Items]
Recognition of additional expected credit losses on: - financial assets measured at amortized cost		(1,118)
Related tax		265
Net increase (decrease) in retained profits and reserves		¥ (853)
US dollars [member]
Line items representing significant accounting policies [Line Items]
Foreign exchange currency rate, RMB per US$1.00 | ExchangeRate			6.8755	6.8755
IFRS 16, "Leases" [member] | Bottom of range [member]
Line items representing significant accounting policies [Line Items]
Lease liabilities	¥ 32,000
Right-of-use assets	32,000
IFRS 16, "Leases" [member] | Bottom of range [member] | Reserves and retained profits [member]
Line items representing significant accounting policies [Line Items]
Net increase (decrease) in retained profits and reserves	(500)
IFRS 16, "Leases" [member] | Top of range [member]
Line items representing significant accounting policies [Line Items]
Lease liabilities	36,000
Right-of-use assets	36,000
IFRS 16, "Leases" [member] | Top of range [member] | Reserves and retained profits [member]
Line items representing significant accounting policies [Line Items]
Net increase (decrease) in retained profits and reserves	¥ (1,000)
Revolving banking facilities [member]
Line items representing significant accounting policies [Line Items]
Revolving banking facilities			¥ 260,900
Unutilized revolving banking facilities			¥ 245,600